STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Oct. 30, 2011
STOCK-BASED COMPENSATION
Schedule of reconciliation of the number of options outstanding and exercisable

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at October 31, 2010	22,048	$ 16.47
Granted	2,658	24.96
Exercised	4,750	15.27
Forfeited	24	19.11
Outstanding at October 30, 2011	19,932	$ 17.89	5.7 yrs	$240,451
Exercisable at October 30, 2011	13,499	$ 16.66	4.5 yrs	$179,436

Schedule of weighted-average grant date fair value of stock options granted, and the total intrinsic value of options exercised

	Fiscal Year Ended
	October 30,	October 31,	October 25,
	2011	2010	2009
Weighted-average grant date fair value	$ 5.54	$ 4.55	$ 2.93
Intrinsic value of exercised options	$54,859	$32,378	$5,049

Schedule of weighted-average assumptions used to calculate fair value of each option award

	Fiscal Year Ended
	October 30,	October 31,	October 25,
	2011	2010	2009
Risk-free interest rate	2.9%	3.4%	3.2%
Dividend yield	2.0%	2.2%	2.5%
Stock price volatility	21.0%	22.0%	22.0%
Expected option life	8 years	8 years	8 years

Schedule of reconciliation of the nonvested shares

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Nonvested at October 31, 2010	206	$ 18.13
Granted	52	25.11
Vested	43	17.43
Nonvested at October 30, 2011	215	$ 19.94

Schedule of weighted-average grant date fair value of nonvested shares granted, the total fair value of nonvested shares granted, and the fair value of nonvested shares vested

	Fiscal Year Ended
	October 30,	October 31,	October 25,
	2011	2010	2009
Weighted-average grant date fair value	$25.11	$19.56	$15.27
Fair value of nonvested shares granted	$1,299	$ 978	$ 865
Fair value of shares vested	$ 751	$ 664	$ 204

Schedule of stock-based compensation expense, along with the related income tax benefit

	Fiscal Year Ended
	October 30,	October 31,	October 25,
(in thousands)	2011	2010	2009
Stock-based compensation expense recognized	$17,229	$ 14,402	$ 12,054
Income tax benefit recognized	(6,542)	(5,510)	(4,633)
After-tax stock-based compensation expense	$10,687	$ 8,892	$ 7,421